BASIS OF PRESENTATION AND ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2023
General Information About Financial Statements [Abstract]
Preparation of the condensed consolidated financial statements	Preparation of the interim condensed consolidated financial statements The interim condensed consolidated financial statements of ArcelorMittal and its Subsidiaries (“ArcelorMittal” or the “Company”) as of June 30, 2023 and for the six months then ended (the “Interim Financial Statements”) have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting”. They should be read in conjunction with the consolidated financial statements and the notes thereto in the Company’s audited Annual Report for the year ended December 31, 2022, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The Interim Financial Statements are unaudited and were authorized for issuance on July 28, 2023 by the Company’s Board of Directors.
Material accounting policies
Material accounting policies
The Interim Financial Statements have been prepared on a historical cost basis, except for investments in equity instruments and trade receivables at fair value through other comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments and biological assets, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost and the financial statements of the Company’s Venezuelan and Argentinian operations, for which hyperinflationary accounting is applied. Unless specifically described hereafter, the accounting policies used to prepare the Interim Financial Statements are the policies described in the consolidated financial statements for the year ended December 31, 2022.

On January 1, 2023, the Company adopted IFRS 17 "Insurance Contracts", which is designed to achieve the goal of a consistent, principle-based accounting for insurance contracts. IFRS 17 requires insurance liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts. IFRS 17 supersedes IFRS 4 "Insurance Contracts" and related interpretations. On June 25, 2020, the IASB issued amendments to IFRS 17, including a deferral of the effective date to periods beginning on or after January 1, 2023. IFRS 17 should be applied retrospectively unless impracticable. As the Company does not issue insurance contracts and considering the extent of its reinsurance activities, the adoption of this standard did not have a material impact to the Company's Interim Financial Statements.
In addition, on January 1, 2023, the Company adopted the following amendments:
•Amendments to IAS 8. The amendments clarify the distinction between a change in accounting policies and a change in accounting estimates.
•Amendments to IAS 1 and IFRS Practice Statement 2. The amendments are intended to help preparers in deciding which accounting policies to disclose in their financial statements and gives further clarity on the materiality assessment of accounting policies.
•Amendments to IAS 12 "Income Taxes" for deferred taxes related to assets and liabilities arising from a single transaction. The amendments clarify how to account for deferred tax on transactions such as leases and decommissioning obligations.
On May 23, 2023, the IASB issued 'International Tax Reform — Pillar Two Model Rules (Amendments to IAS 12)' to respond to stakeholders’ concerns about the potential implications of the imminent implementation of the OECD Pillar Two model rules on the accounting for income taxes. As a mandatory temporary exception to the accounting for deferred taxes arising from the implementation of the Pillar Two model rules, an entity does not recognize and does not disclose information about deferred tax assets and liabilities related to the OECD Pillar Two income taxes. Also, in periods in which Pillar Two legislation is enacted or substantively enacted, but not yet in effect, an entity should disclose known or reasonably estimable information that helps users of financial statements understand the entity’s exposure to Pillar Two income taxes arising from that legislation. The Company adopted this amendment and accordingly applied this exception immediately upon issuance of the amendment and retrospectively as of January 1, 2023.
The adoption of these amendments did not have a material impact to the Company's Interim Financial Statements.

Use of judgment and estimates	Use of judgment and estimates The preparation of Interim Financial Statements in conformity with IFRS recognition and measurement principles requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.